Schedule of revenue (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Gross revenue			$ 1,854,776	$ 3,100,812	$ 4,282,726
Less: Discounts and rebate			(5,267)	(10,451)	(92,888)
Net revenue	$ 350,045	$ 763,922	1,849,509	3,090,361	4,189,838
Revenue	$ 350,045	$ 763,922	$ 1,849,509	$ 3,090,361	$ 4,189,838